Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
September 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.20%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	331,131	$ 332,965
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1 M1 144A 0.70% (SOFR + 0.65%) 1/25/51 #, •	67,289	67,289
Series 2021-HQA1 M1 144A 0.75% (SOFR + 0.70%) 8/25/33 #, •	80,762	80,790
Series 2021-HQA2 M1 144A 0.75% (SOFR + 0.70%) 12/25/33 #, •	100,000	100,069
Total Agency Collateralized Mortgage Obligations (cost $581,148)		581,113

Agency Mortgage-Backed Securities — 7.11%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	85,009	88,598
2.50% 11/1/35	214,461	223,908
Fannie Mae S.F. 30 yr
4.50% 1/1/43	155,400	172,522
4.50% 2/1/44	112,920	126,857
4.50% 4/1/44	124,379	139,731
4.50% 11/1/44	158,210	177,892
5.00% 7/1/47	375,487	428,888
5.00% 5/1/48	181,156	200,451

Freddie Mac S.F. 15 yr 1.50% 3/1/36	163,001	165,082
Freddie Mac S.F. 30 yr 5.00% 8/1/48	144,144	158,864
Total Agency Mortgage-Backed Securities (cost $1,864,832)		1,882,793

Collateralized Debt Obligations — 7.95%
Ballyrock CLO Series 2020-2A A1 144A 1.454% (LIBOR03M + 1.32%, Floor 1.32%) 10/20/31 #, •	250,000	250,784
BlueMountain CLO XXX Series 2020-30A A 144A 1.516% (LIBOR03M + 1.39%, Floor 1.39%) 1/15/33 #, •	250,000	250,666
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Cedar Funding IX CLO Series 2018-9A A1 144A 1.114% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	$ 250,368
CIFC Funding Series 2013-4A A1RR 144A 1.189% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	250,000	250,234
Dryden 83 CLO Series 2020-83A A 144A 1.354% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	250,000	249,937
KKR CLO 32 Series 32A A1 144A 1.446% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	100,000	100,291
LCM XVIII Series 18A A1R 144A 1.154% (LIBOR03M + 1.02%) 4/20/31 #, •	250,000	250,010
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.324% (LIBOR03M + 1.19%) 1/20/31 #, •	250,000	250,082
York CLO-6 Series 2019-1A A1 144A 1.488% (LIBOR03M + 1.35%) 7/22/32 #, •	250,000	250,441
Total Collateralized Debt Obligations (cost $2,090,952)		2,102,813

Corporate Bonds — 53.14%
Banking — 13.01%
Ally Financial 5.75% 11/20/25	118,000	134,991
Bank of America
3.458% 3/15/25 μ	80,000	85,132
4.10% 7/24/23	130,000	138,643

BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	201,340
BBVA USA 3.875% 4/10/25	250,000	272,997
Citigroup 1.678% 5/15/24 μ	270,000	275,336
Citizens Bank 0.845% (LIBOR03M + 0.72%) 2/14/22 •	250,000	250,509
Deutsche Bank 0.898% 5/28/24	150,000	149,900
Fifth Third Bancorp
2.375% 1/28/25	35,000	36,400
3.65% 1/25/24	35,000	37,351
NQ-FL8 [9/21] 11/21 (1918410)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
0.86% (SOFR + 0.81%) 3/9/27 •	270,000	$ 270,476
1.295% (LIBOR03M + 1.17%) 5/15/26 •	205,000	210,322
1.542% 9/10/27 μ	20,000	19,933

Huntington Bancshares 2.30% 1/14/22	30,000	30,125
JPMorgan Chase & Co.
0.63% (SOFR + 0.58%) 3/16/24 •	90,000	90,347
4.023% 12/5/24 μ	330,000	353,520
4.60% 2/1/25 μ, ψ	20,000	20,475
Morgan Stanley
0.731% 4/5/24 μ	135,000	135,480
2.75% 5/19/22	25,000	25,406
3.737% 4/24/24 μ	25,000	26,239

Nordea Bank 144A 0.625% 5/24/24 #	200,000	199,722
Toronto-Dominion Bank 0.405% (SOFR + 0.355%) 3/4/24 •	195,000	195,735
Truist Bank 2.636% 9/17/29 μ	215,000	224,827
US Bancorp 3.375% 2/5/24	55,000	58,474
		3,443,680
Basic Industry — 1.49%
Artera Services 144A 9.033% 12/4/25 #	40,000	43,450
Avient 144A 5.75% 5/15/25 #	139,000	146,645
First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	205,416
		395,511
Brokerage — 0.53%
Charles Schwab 4.00% 6/1/26 μ, ψ	30,000	31,350
SURA Asset Management 144A 4.875% 4/17/24 #	100,000	107,876
		139,226
Capital Goods — 3.30%
Carlisle 0.55% 9/1/23	70,000	69,985
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	153,000	154,530
Roper Technologies 2.35% 9/15/24	145,000	151,884
Spirit AeroSystems 144A 5.50% 1/15/25 #	50,000	52,938
Teledyne Technologies 0.95% 4/1/24	280,000	280,511
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
144A 6.25% 3/15/26 #	25,000	$ 26,094
144A 8.00% 12/15/25 #	51,000	54,442

Welbilt 9.50% 2/15/24	28,000	28,813
WESCO Distribution 144A 7.125% 6/15/25 #	51,000	54,487
		873,684
Communications — 3.07%
AMC Networks 5.00% 4/1/24	30,000	30,427
Fox
3.666% 1/25/22	160,000	161,695
4.03% 1/25/24	100,000	107,317

NBN 144A 0.875% 10/8/24 #	200,000	199,370
T-Mobile USA 3.50% 4/15/25	105,000	113,155
Verizon Communications 0.75% 3/22/24	200,000	200,816
		812,780
Consumer Cyclical — 3.74%
BMW US Capital 144A 0.75% 8/12/24 #	90,000	90,220
Boyd Gaming 144A 8.625% 6/1/25 #	54,000	58,590
Carnival 144A 7.625% 3/1/26 #	51,000	54,506
Ford Motor 8.50% 4/21/23	133,000	146,458
General Motors Financial
0.81% (SOFR + 0.76%) 3/8/24 •	260,000	262,574
3.45% 4/10/22	50,000	50,526
4.15% 6/19/23	30,000	31,715
5.25% 3/1/26	7,000	8,003

IRB Holding 144A 7.00% 6/15/25 #	8,000	8,504
Prime Security Services Borrower 144A 5.25% 4/15/24 #	68,000	72,610
Scientific Games International 144A 5.00% 10/15/25 #	75,000	77,250
Six Flags Entertainment 144A 4.875% 7/31/24 #	70,000	70,744
Station Casinos 144A 5.00% 10/1/25 #	15,000	15,239
VF 2.40% 4/23/25	40,000	41,698
		988,637
Consumer Non-Cyclical — 3.99%
AbbVie
2.60% 11/21/24	90,000	94,641
3.75% 11/14/23	165,000	175,836

Bausch Health 144A 6.125% 4/15/25 #	45,000	45,986
Bristol-Myers Squibb 2.90% 7/26/24	83,000	88,159

2    NQ-FL8 [9/21] 11/21 (1918410)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Conagra Brands 0.50% 8/11/23	65,000	$ 65,017
CVS Health 3.70% 3/9/23	14,000	14,623
General Mills 3.70% 10/17/23	80,000	84,941
Gilead Sciences 3.70% 4/1/24	80,000	85,502
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	35,000	36,979
Royalty Pharma 1.20% 9/2/25	140,000	139,176
Takeda Pharmaceutical 4.40% 11/26/23	200,000	215,562
Viatris 144A 1.65% 6/22/25 #	10,000	10,105
		1,056,527
Electric — 6.03%
AEP Texas 2.40% 10/1/22	140,000	142,525
Avangrid 3.20% 4/15/25	60,000	63,932
CenterPoint Energy
0.70% (SOFR + 0.65%) 5/13/24 •	285,000	285,608
3.85% 2/1/24	36,000	38,342

Cleveland Electric Illuminating 5.50% 8/15/24	115,000	129,588
Duke Energy 4.875% 9/16/24 μ, ψ	65,000	69,631
Entergy 4.00% 7/15/22	90,000	91,976
Entergy Louisiana 4.05% 9/1/23	10,000	10,577
NextEra Energy Capital Holdings 3.15% 4/1/24	190,000	200,964
NRG Energy 144A 3.75% 6/15/24 #	95,000	101,383
Southern California Edison 1.10% 4/1/24	210,000	211,062
Vistra Operations 144A 3.55% 7/15/24 #	105,000	110,472
WEC Energy Group 0.80% 3/15/24	140,000	140,477
		1,596,537
Energy — 5.00%
Apache 4.625% 11/15/25	42,000	45,203
Devon Energy 144A 5.25% 9/15/24 #	39,000	43,214
Enbridge
0.45% (SOFR + 0.40%) 2/17/23 •	85,000	85,270
0.55% 10/4/23	115,000	115,069

Exxon Mobil 2.019% 8/16/24	130,000	135,306
MPLX 4.875% 12/1/24	135,000	149,593
Murphy Oil 5.75% 8/15/25	57,000	58,908
NuStar Logistics 5.75% 10/1/25	73,000	78,749
Occidental Petroleum 5.50% 12/1/25	58,000	64,307
ONEOK 7.50% 9/1/23	115,000	128,014
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Pioneer Natural Resources 0.55% 5/15/23	100,000	$ 100,128
Sabine Pass Liquefaction 5.75% 5/15/24	110,000	122,543
Schlumberger Holdings 144A 3.75% 5/1/24 #	145,000	154,949
Southwestern Energy 6.45% 1/23/25	38,000	41,888
		1,323,141
Finance Companies — 3.33%
AerCap Ireland Capital DAC 3.15% 2/15/24	150,000	156,450
Air Lease
0.80% 8/18/24	105,000	104,408
2.875% 1/15/26	15,000	15,681
3.00% 9/15/23	80,000	83,171
Aviation Capital Group
144A 1.95% 1/30/26 #	40,000	39,874
144A 2.875% 1/20/22 #	130,000	130,683
144A 4.375% 1/30/24 #	10,000	10,681

Avolon Holdings Funding 144A 3.95% 7/1/24 #	120,000	127,457
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	211,447
		879,852
Insurance — 4.56%
Athene Global Funding 144A 1.00% 4/16/24 #	205,000	205,794
Brighthouse Financial Global Funding
144A 0.81% (SOFR + 0.76%) 4/12/24 #, •	85,000	85,656
144A 1.00% 4/12/24 #	85,000	85,451

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	45,000	44,968
Equitable Holdings 3.90% 4/20/23	61,000	64,007
F&G Global Funding 144A 0.90% 9/20/24 #	135,000	134,784
GA Global Funding Trust 144A 1.00% 4/8/24 #	275,000	276,249
Humana 0.65% 8/3/23	205,000	205,144
USI 144A 6.875% 5/1/25 #	103,000	104,954
		1,207,007
Technology — 3.94%
Global Payments 2.65% 2/15/25	100,000	104,560
International Business Machines 3.00% 5/15/24	100,000	106,105
NQ-FL8 [9/21] 11/21 (1918410)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Microchip Technology
144A 0.983% 9/1/24 #	150,000	$ 149,863
4.333% 6/1/23	55,000	58,145
NXP
144A 2.70% 5/1/25 #	5,000	5,225
144A 4.875% 3/1/24 #	165,000	180,011

PayPal Holdings 1.35% 6/1/23	145,000	147,453
Skyworks Solutions 0.90% 6/1/23	150,000	150,308
VMware 1.00% 8/15/24	140,000	140,487
		1,042,157
Transportation — 1.15%
Delta Air Lines
144A 7.00% 5/1/25 #	85,000	99,164
7.375% 1/15/26	24,000	28,287

Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	24,000	26,946
Triton Container International 144A 1.15% 6/7/24 #	140,000	139,823
United Airlines 144A 4.375% 4/15/26 #	10,000	10,275
		304,495
Total Corporate Bonds (cost $13,961,795)		14,063,234

Non-Agency Asset-Backed Securities — 6.65%
CarMax Auto Owner Trust Series 2018-2 B 3.37% 10/16/23	150,000	152,880
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	900,000	900,782
John Deere Owner Trust Series 2019-A A3 2.91% 7/17/23	69,183	69,789
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	171,892	172,127
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	235,000	235,760
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	200,000	199,095
Verizon Owner Trust Series 2018-A A1A 3.23% 4/20/23	30,115	30,228
Total Non-Agency Asset-Backed Securities (cost $1,756,159)		1,760,661

	Principal amount°	Value (US $)

US Treasury Obligations — 21.80%
US Treasury Notes
0.125% 7/31/23	2,290,000	$ 2,285,304
0.375% 9/15/24	3,500,000	3,485,234
Total US Treasury Obligations (cost $5,778,816)		5,770,538
	Number of shares
Short-Term Investments — 2.15%
Money Market Mutual Funds — 2.15%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	142,525	142,525
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	142,525	142,525
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	142,525	142,525
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	142,524	142,524
Total Short-Term Investments (cost $570,099)		570,099

Total Value of Securities—101.00% (cost $26,603,801)		26,731,251
Liabilities Net of Receivables and Other Assets—(1.00%)		(265,335)
Net Assets Applicable to 2,776,522 Shares Outstanding—100.00%		$26,465,916
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $8,325,091, which represents 31.46% of the Series' net assets.

4    NQ-FL8 [9/21] 11/21 (1918410)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(5)	US Treasury 5 yr Notes	$(613,711)	$(616,902)	12/31/21	$3,191	$(430)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ-FL8 [9/21] 11/21 (1918410)    5